Prospectus Supplement

February 21, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 21, 2008 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2007 of:

U.S. Large Cap Growth Portfolio

Effective May 1, 2008, the Board of Directors of Morgan Stanley Institutional Fund, Inc. has approved changing the name of the U.S. Large Cap Growth Portfolio (the "Portfolio") to "Capital Growth Portfolio." In connection with the name change, the Portfolio will no longer be required to invest at least 80% of its assets in equity securities of large-cap U.S. issuers. In connection with these changes, the revisions to the Prospectus set forth below will take effect on May 1, 2008.

The Prospectus is hereby supplemented as follows:

(1)  The name of the Portfolio is hereby changed to "Capital Growth Portfolio." All references in the Prospectus to "U.S. Large Cap Growth Portfolio" are hereby changed to "Capital Growth Portfolio."

(2)  The first and last sentences of the second paragraph of the section of the Prospectus entitled "Investment Summary — U.S. Large Cap Growth Portfolio — Process" are hereby deleted.

Please retain this supplement for future reference.

MSIEQUSPT2

Prospectus Supplement

February 21, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 21, 2008 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2007 of:

Focus Equity Portfolio

Effective, May 1, 2008, the Board of Directors of Morgan Stanley Institutional Fund, Inc. has approved changing the name of the Focus Equity Portfolio (the "Portfolio") to "Focus Growth Portfolio." In connection with the name change, the Portfolio will no longer be required to invest at least 80% of its assets in equity securities. In connection with these changes, the revisions to the Prospectus set forth below will take effect on May 1, 2008.

The Prospectus is hereby supplemented as follows:

(1)  The name of the Portfolio is hereby changed to "Focus Growth Portfolio." All references in the Prospectus to "Focus Equity Portfolio" are hereby changed to "Focus Growth Portfolio."

(2)  The second paragraph of the section of the Prospectus entitled "Investment Summary—Focus Equity Portfolio—Process" is hereby deleted.

Please retain this supplement for future reference.

MSIEQUSPT3